Note 8 - Subsequent Events	3 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
(8)	Subsequent Events

On
October 30, 2017,
the Company announced that it had entered into
the Merger Agreement pursuant to which Vaxart., a privately-held clinical-stage company focused on developing oral recombinant vaccines from its proprietary delivery platform, would become a wholly-owned subsidiary of the Company. This transaction marks the culmination of the Company’s Strategic Review process which was initiated in
April.
The Merger will result in a combined company focused on developing orally-delivered vaccines and therapeutics to address a variety of viral infections.